UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22114

Name of Registrant:	Vanguard Montgomery Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025—June 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Market Neutral Fund Investor Shares - VMNFX

Market Neutral Fund Institutional Shares - VMNIX

Vanguard Market Neutral Fund

Investor Shares (VMNFX)

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Market Neutral Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$91	1.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$379
Number of Portfolio Holdings	501
Portfolio Turnover Rate	59%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Sector	Long Portfolio	Short Portfolio
Communication Services	3.6%	3.7%
Consumer Discretionary	10.9%	10.6%
Consumer Staples	2.8%	3.3%
Energy	3.2%	3.0%
Financials	20.3%	20.4%
Health Care	11.3%	11.1%
Industrials	18.7%	18.8%
Information Technology	12.0%	11.6%
Materials	4.5%	4.4%
Real Estate	7.8%	7.8%
Utilities	2.9%	2.9%
Other Assets and Liabilities—Net	2.0%	2.4%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR634

Vanguard Market Neutral Fund

Institutional Shares (VMNIX)

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Market Neutral Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$88	1.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$379
Number of Portfolio Holdings	501
Portfolio Turnover Rate	59%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Sector	Long Portfolio	Short Portfolio
Communication Services	3.6%	3.7%
Consumer Discretionary	10.9%	10.6%
Consumer Staples	2.8%	3.3%
Energy	3.2%	3.0%
Financials	20.3%	20.4%
Health Care	11.3%	11.1%
Industrials	18.7%	18.8%
Information Technology	12.0%	11.6%
Materials	4.5%	4.4%
Real Estate	7.8%	7.8%
Utilities	2.9%	2.9%
Other Assets and Liabilities—Net	2.0%	2.4%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR734

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2025
Vanguard Market Neutral Fund

Contents
Financial Statements	1

Market Neutral Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks—Long Positions (98.0%)
Communication Services (3.6%)
*,1	fuboTV Inc.	601,638	2,322
[1]	Playtika Holding Corp.	399,328	1,889
[1]	Telephone & Data Systems Inc.	46,207	1,644
*,1	Clear Channel Outdoor Holdings Inc.	1,269,403	1,485
*,1	ZipRecruiter Inc. Class A	206,672	1,036
*,1	Anterix Inc.	36,634	940
*,1	Bandwidth Inc. Class A	52,158	829
[1]	Comcast Corp. Class A	22,835	815
	Meta Platforms Inc. Class A	996	735
	Electronic Arts Inc.	3,989	637
*	Live Nation Entertainment Inc.	4,041	611
*	Roku Inc.	5,468	481
*	EverQuote Inc. Class A	10,106	244
			13,668
Consumer Discretionary (10.9%)
*,1	National Vision Holdings Inc.	140,815	3,240
[1]	Travel & Leisure Co.	61,727	3,186
[1]	Bath & Body Works Inc.	96,587	2,894
*	Adtalem Global Education Inc.	20,851	2,653
*,1	Udemy Inc.	376,852	2,649
[1]	Expedia Group Inc.	14,954	2,522
[1]	Tapestry Inc.	24,183	2,123
*	Cavco Industries Inc.	4,668	2,028
*,1	M/I Homes Inc.	16,337	1,832
*,1	G-III Apparel Group Ltd.	77,601	1,738
*,1	Norwegian Cruise Line Holdings Ltd.	70,489	1,430
*,1	Etsy Inc.	27,256	1,367
*,1	Carnival Corp.	42,658	1,200
*,1	Warby Parker Inc. Class A	51,084	1,120
*,1	Frontdoor Inc.	16,553	976
*,1	Coursera Inc.	110,689	970
	Garmin Ltd.	4,200	877
[1]	Gap Inc.	37,825	825
[1]	General Motors Co.	16,461	810
*	Urban Outfitters Inc.	10,762	781
[1]	Super Group SGHC Ltd.	69,671	764
*	Brinker International Inc.	3,827	690
[1]	Leggett & Platt Inc.	76,228	680
*,1	Chegg Inc.	515,206	623
	Monarch Casino & Resort Inc.	6,945	600
	Upbound Group Inc.	18,576	466
*	Hovnanian Enterprises Inc. Class A	4,248	444
*	Universal Technical Institute Inc.	12,784	433
*	ODP Corp.	22,702	412
*,1	American Axle & Manufacturing Holdings Inc.	86,974	355
*	Groupon Inc.	10,389	348
*,1	Funko Inc. Class A	68,111	324
			41,360
Consumer Staples (2.8%)
[1]	PriceSmart Inc.	29,778	3,128
*,1	Maplebear Inc.	42,765	1,935
	Turning Point Brands Inc.	18,811	1,425
[1]	Pilgrim's Pride Corp.	31,451	1,415
	Altria Group Inc.	16,130	946
[1]	Nu Skin Enterprises Inc. Class A	62,855	502
*	US Foods Holding Corp.	5,097	392
[1]	Coca-Cola Consolidated Inc.	3,280	366

Market Neutral Fund
		Shares	Market Value• ($000)
	Fresh Del Monte Produce Inc.	10,817	351
			10,460
Energy (3.2%)
[1]	Weatherford International plc	48,826	2,457
[1]	SM Energy Co.	79,111	1,955
[1]	Matador Resources Co.	35,498	1,694
[1]	Excelerate Energy Inc. Class A	50,463	1,480
[1]	Aris Water Solutions Inc. Class A	33,460	791
[1]	Select Water Solutions Inc.	69,367	599
*	BKV Corp.	23,879	576
*,1	Oceaneering International Inc.	26,096	541
*	Antero Resources Corp.	13,062	526
[1]	Antero Midstream Corp.	24,538	465
*	Hallador Energy Co.	26,412	418
*,1	Clean Energy Fuels Corp.	191,997	374
[1]	Ardmore Shipping Corp.	37,935	364
			12,240
Financials (20.3%)
*,1	Enova International Inc.	32,392	3,612
[1]	Virtu Financial Inc. Class A	75,895	3,399
*,1	NMI Holdings Inc.	80,301	3,388
[1]	Corebridge Financial Inc.	94,166	3,343
[1]	MGIC Investment Corp.	119,783	3,335
[1]	Bank of NT Butterfield & Son Ltd.	74,463	3,297
[1]	Zions Bancorp NA	63,135	3,279
[1]	Janus Henderson Group plc	82,753	3,214
[1]	Essent Group Ltd.	51,162	3,107
*,1	Robinhood Markets Inc. Class A	31,526	2,952
[1]	Associated Banc-Corp.	116,737	2,847
[1]	CNO Financial Group Inc.	73,667	2,842
	Globe Life Inc.	22,172	2,756
[1]	BankUnited Inc.	77,083	2,743
*,1	PayPal Holdings Inc.	36,397	2,705
*	Palomar Holdings Inc.	17,370	2,679
[1]	OFG Bancorp	62,216	2,663
	Progressive Corp.	9,860	2,631
[1]	Hancock Whitney Corp.	36,323	2,085
*,1	Bowhead Specialty Holdings Inc.	54,121	2,031
[1]	Synovus Financial Corp.	32,405	1,677
[1]	Amalgamated Financial Corp.	50,270	1,568
[1]	Central Pacific Financial Corp.	52,860	1,482
*,1	LendingClub Corp.	107,792	1,297
[1]	Veritex Holdings Inc.	49,221	1,285
[1]	PROG Holdings Inc.	43,079	1,264
[1]	Westamerica BanCorp	22,267	1,079
*,1	Hamilton Insurance Group Ltd. Class B	49,040	1,060
[1]	Enact Holdings Inc.	25,404	944
*	Toast Inc. Class A	21,077	934
	State Street Corp.	8,389	892
	Popular Inc.	7,601	838
*	Brighthouse Financial Inc.	14,509	780
*,1	PRA Group Inc.	52,045	768
	Moelis & Co. Class A	7,513	468
	Tradeweb Markets Inc. Class A	2,909	426
*	Heritage Insurance Holdings Inc.	16,434	410
	Universal Insurance Holdings Inc.	14,207	394
	Banc of California Inc.	26,148	367
*,1	Selectquote Inc.	89,043	212
			77,053
Health Care (11.3%)
*	Tenet Healthcare Corp.	19,119	3,365
*,1	Teladoc Health Inc.	363,034	3,162
*,1	Incyte Corp.	46,242	3,149
	Universal Health Services Inc. Class B	14,138	2,561
*,1	Arvinas Inc.	337,610	2,485
*,1	Progyny Inc.	99,405	2,187
*,1	REGENXBIO Inc.	252,121	2,070
*,1	Ionis Pharmaceuticals Inc.	38,701	1,529
*,1	Phreesia Inc.	53,246	1,515

Market Neutral Fund
		Shares	Market Value• ($000)
[1]	Bristol-Myers Squibb Co.	30,982	1,434
*,1	PTC Therapeutics Inc.	27,959	1,366
*,1	CareDx Inc.	69,814	1,364
*,1	Pediatrix Medical Group Inc.	92,084	1,321
*,1	Vir Biotechnology Inc.	225,345	1,136
*,1	Omnicell Inc.	37,533	1,104
*,1	BioCryst Pharmaceuticals Inc.	119,363	1,070
*,1	Castle Biosciences Inc.	49,288	1,007
*,1	Ultragenyx Pharmaceutical Inc.	24,539	892
*,1	Varex Imaging Corp.	102,574	889
*,1	Veracyte Inc.	31,750	858
*,1	Moderna Inc.	30,287	836
	Johnson & Johnson	5,113	781
*,1	Option Care Health Inc.	22,791	740
*	Align Technology Inc.	3,467	656
*,1	LifeStance Health Group Inc.	115,718	598
*,1	Bioventus Inc. Class A	83,657	554
*,1	ACADIA Pharmaceuticals Inc.	23,499	507
*,1	Arrowhead Pharmaceuticals Inc.	31,358	496
*	Doximity Inc. Class A	7,712	473
*	Travere Therapeutics Inc.	28,234	418
*,1	AdaptHealth Corp.	41,628	393
*,1	10X Genomics Inc. Class A	31,818	368
[1]	Organon & Co.	38,005	368
*,1	Fate Therapeutics Inc.	308,409	345
*,1	Ironwood Pharmaceuticals Inc.	476,865	342
*,1	Editas Medicine Inc.	118,506	261
*,1	Agenus Inc.	33,574	153
*,1	Mersana Therapeutics Inc.	118,116	35
			42,788
Industrials (18.7%)
[1]	Pitney Bowes Inc.	309,224	3,374
[1]	Primoris Services Corp.	42,518	3,314
*,1	SkyWest Inc.	31,401	3,233
[1]	TransUnion	34,812	3,063
[1]	Griffon Corp.	42,195	3,054
*	Sterling Infrastructure Inc.	13,181	3,041
*,1	Legalzoom.com Inc.	338,076	3,012
*,1	Lyft Inc. Class A	190,823	3,007
*,1	Tutor Perini Corp.	59,146	2,767
*	MasTec Inc.	15,739	2,682
[1]	ABM Industries Inc.	51,944	2,452
[1]	Greenbrier Cos. Inc.	51,170	2,356
[1]	Worthington Enterprises Inc.	35,651	2,269
*,1	United Airlines Holdings Inc.	26,272	2,092
	General Electric Co.	7,854	2,022
[1]	Interface Inc.	94,392	1,976
	Comfort Systems USA Inc.	3,537	1,897
	BWX Technologies Inc.	12,175	1,754
[1]	Steelcase Inc. Class A	167,538	1,747
*,1	Upwork Inc.	122,510	1,647
*,1	CoreCivic Inc.	74,279	1,565
*,1	Willdan Group Inc.	24,425	1,527
*,1	Sun Country Airlines Holdings Inc.	128,373	1,508
	Cintas Corp.	6,728	1,499
	CSG Systems International Inc.	21,312	1,392
[1]	Heidrick & Struggles International Inc.	24,770	1,133
	Air Lease Corp.	18,488	1,081
	ESCO Technologies Inc.	5,590	1,073
	Expeditors International of Washington Inc.	9,249	1,057
*	Huron Consulting Group Inc.	6,722	925
*,1	Innodata Inc.	16,315	836
	Allegiant Travel Co.	12,843	706
*,1	MRC Global Inc.	50,238	689
	Eaton Corp. plc	1,907	681
	SS&C Technologies Holdings Inc.	7,918	656
*	Paylocity Holding Corp.	3,375	612
[1]	ACCO Brands Corp.	169,137	605
	Matson Inc.	5,383	599

Market Neutral Fund
		Shares	Market Value• ($000)
	CH Robinson Worldwide Inc.	5,706	547
[1]	Columbus McKinnon Corp.	31,721	484
*	ATI Inc.	5,282	456
	Broadridge Financial Solutions Inc.	1,611	392
	Apogee Enterprises Inc.	6,188	251
			71,033
Information Technology (12.0%)
*,1	RingCentral Inc. Class A	117,193	3,322
*,1	CommScope Holding Co. Inc.	388,907	3,220
	QUALCOMM Inc.	17,906	2,852
*,1	Domo Inc. Class B	200,337	2,799
*,1	ADTRAN Holdings Inc.	308,627	2,768
*,1	BigCommerce Holdings Inc. Series 1	474,654	2,373
*,1	MaxLinear Inc.	159,427	2,265
*,1	Penguin Solutions Inc.	108,243	2,144
*,1	Extreme Networks Inc.	117,662	2,112
*,1	PROS Holdings Inc.	130,277	2,040
	Microsoft Corp.	3,951	1,965
*,1	Asana Inc. Class A	135,745	1,833
*	Calix Inc.	27,735	1,475
*,1	Yext Inc.	167,355	1,423
*,1	Digital Turbine Inc.	237,601	1,402
*,1	Kyndryl Holdings Inc.	33,011	1,385
*	Pagaya Technologies Ltd. Class A	63,769	1,360
[1]	Hewlett Packard Enterprise Co.	51,070	1,044
	NetApp Inc.	9,515	1,014
*,1	Semtech Corp.	21,274	960
*,1	Wix.com Ltd.	5,186	822
*,1	NETGEAR Inc.	28,156	819
*,1	Harmonic Inc.	78,867	747
*	Workiva Inc.	7,981	546
	NVIDIA Corp.	3,371	533
*,1	Weave Communications Inc.	54,424	453
*,1	Viavi Solutions Inc.	41,763	421
	Benchmark Electronics Inc.	10,768	418
*,1	ACM Research Inc. Class A	16,114	417
*	Twilio Inc. Class A	3,144	391
*	Sandisk Corp.	5,041	229
			45,552
Materials (4.5%)
*,1	Constellium SE	195,759	2,603
*,1	Clearwater Paper Corp.	65,082	1,773
*,1	Coeur Mining Inc.	195,688	1,734
	Kaiser Aluminum Corp.	19,871	1,588
[1]	Freeport-McMoRan Inc.	36,147	1,567
[1]	Louisiana-Pacific Corp.	18,035	1,551
	Newmont Corp. (XNYS)	21,855	1,273
	Sylvamo Corp.	23,675	1,186
[1]	SunCoke Energy Inc.	131,903	1,133
	Alcoa Corp.	23,369	690
	United States Lime & Minerals Inc.	6,467	645
	Scotts Miracle-Gro Co.	7,191	474
	CRH plc	3,814	350
[1]	Ryerson Holding Corp.	15,799	341
			16,908
Real Estate (7.8%)
[1]	Cousins Properties Inc.	105,362	3,164
[1]	Alexander & Baldwin Inc.	154,922	2,762
[1]	Brixmor Property Group Inc.	99,657	2,595
[1]	First Industrial Realty Trust Inc.	53,225	2,562
[1]	Urban Edge Properties	115,839	2,162
[1]	Phillips Edison & Co. Inc.	61,439	2,152
[1]	InvenTrust Properties Corp.	74,618	2,045
[1]	American Assets Trust Inc.	102,135	2,017
	Welltower Inc.	11,840	1,820
[1]	Summit Hotel Properties Inc.	314,988	1,603
[1]	Millrose Properties Inc.	55,122	1,572
[1]	Piedmont Realty Trust Inc.	170,992	1,247
[1]	Broadstone Net Lease Inc.	56,538	907

Market Neutral Fund
		Shares	Market Value• ($000)
[1]	LTC Properties Inc.	24,630	852
*,1	Compass Inc. Class A	100,093	629
	Essex Property Trust Inc.	2,097	594
	Equinix Inc.	573	456
*	Uniti Group Inc.	101,921	440
			29,579
Utilities (2.9%)
[1]	Avista Corp.	76,549	2,905
[1]	Brookfield Infrastructure Corp. Class A (XTSE)	61,773	2,570
	NRG Energy Inc.	9,868	1,585
[1]	Black Hills Corp.	26,994	1,514
[1]	UGI Corp.	24,116	878
	National Fuel Gas Co.	9,240	783
	Exelon Corp.	17,834	774
			11,009
Total Common Stocks—Long Positions (Cost $339,580)			371,650
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[2]	Vanguard Market Liquidity Fund, 4.355% (Cost $5,508)	55,085	5,508
Common Stocks Sold Short (-97.6%)
Communication Services (-3.7%)
	TKO Group Holdings Inc.	(15,071)	(2,742)
*	Gogo Inc.	(168,065)	(2,467)
*	Sphere Entertainment Co.	(56,357)	(2,356)
*	Take-Two Interactive Software Inc.	(8,480)	(2,059)
*	EchoStar Corp. Class A	(28,861)	(800)
	Cogent Communications Holdings Inc.	(14,050)	(677)
*	Liberty Global Ltd. Class A	(48,545)	(486)
*	Vivid Seats Inc. Class A	(282,931)	(478)
	Cinemark Holdings Inc.	(14,293)	(431)
*	Starz Entertainment Corp.	(24,373)	(392)
*	Lionsgate Studios Corp.	(63,234)	(368)
*	Ibotta Inc. Class A	(9,485)	(347)
*	Thryv Holdings Inc.	(28,151)	(342)
			(13,945)
Consumer Discretionary (-10.6%)
	Somnigroup International Inc.	(48,340)	(3,290)
	Advance Auto Parts Inc.	(66,062)	(3,071)
*	Dream Finders Homes Inc. Class A	(119,697)	(3,008)
*	First Watch Restaurant Group Inc.	(162,681)	(2,609)
*	EVgo Inc.	(587,094)	(2,143)
	Starbucks Corp.	(21,592)	(1,978)
*	Kura Sushi USA Inc. Class A	(22,873)	(1,969)
	Lithia Motors Inc.	(5,258)	(1,776)
*	Sweetgreen Inc. Class A	(118,868)	(1,769)
*	Portillo's Inc. Class A	(150,601)	(1,758)
	Krispy Kreme Inc.	(595,718)	(1,734)
	Polaris Inc.	(41,180)	(1,674)
*	LGI Homes Inc.	(31,879)	(1,642)
	Las Vegas Sands Corp.	(30,267)	(1,317)
	Genuine Parts Co.	(9,972)	(1,210)
*	RH	(6,126)	(1,158)
	Cracker Barrel Old Country Store Inc.	(18,926)	(1,156)
	Churchill Downs Inc.	(8,708)	(880)
*	Six Flags Entertainment Corp.	(25,712)	(782)
*	DraftKings Inc. Class A	(18,085)	(776)
	Hyatt Hotels Corp. Class A	(5,439)	(760)
*	Savers Value Village Inc.	(67,673)	(690)
*	Amer Sports Inc.	(16,750)	(649)
*	QuantumScape Corp.	(93,161)	(626)
*	Asbury Automotive Group Inc.	(1,992)	(475)
	McDonald's Corp.	(1,448)	(423)
*	Lucid Group Inc.	(181,244)	(382)
*	Arhaus Inc.	(43,249)	(375)
	LKQ Corp.	(6,626)	(245)
			(40,325)

Market Neutral Fund
		Shares	Market Value• ($000)
Consumer Staples (-3.3%)
	Casey's General Stores Inc.	(6,268)	(3,198)
	Weis Markets Inc.	(25,767)	(1,868)
	Hershey Co.	(10,842)	(1,799)
	Archer-Daniels-Midland Co.	(24,337)	(1,284)
*	Grocery Outlet Holding Corp.	(78,843)	(979)
*	Celsius Holdings Inc.	(17,774)	(825)
*	Chefs' Warehouse Inc.	(11,616)	(741)
	J & J Snack Foods Corp.	(6,272)	(711)
	Estee Lauder Cos. Inc. Class A	(5,911)	(478)
	Dollar General Corp.	(3,304)	(378)
	Primo Brands Corp.	(7,819)	(232)
			(12,493)
Energy (-3.0%)
*	Sable Offshore Corp.	(111,506)	(2,451)
	Atlas Energy Solutions Inc.	(153,503)	(2,052)
	Core Laboratories Inc.	(140,672)	(1,621)
*	Borr Drilling Ltd.	(825,518)	(1,511)
*	NextDecade Corp.	(120,375)	(1,072)
	Core Natural Resources Inc.	(15,080)	(1,052)
	Kinetik Holdings Inc.	(14,615)	(644)
	Expand Energy Corp.	(4,412)	(516)
	Noble Corp. plc	(15,717)	(417)
			(11,336)
Financials (-20.4%)
	Franklin Resources Inc.	(142,368)	(3,395)
	TPG Inc.	(62,920)	(3,300)
	Blue Owl Capital Inc.	(164,771)	(3,165)
	Ryan Specialty Holdings Inc.	(45,621)	(3,102)
	TFS Financial Corp.	(237,784)	(3,079)
	FactSet Research Systems Inc.	(6,799)	(3,041)
	HA Sustainable Infrastructure Capital Inc.	(113,007)	(3,035)
*	Shift4 Payments Inc. Class A	(29,680)	(2,942)
*	Bancorp Inc.	(51,405)	(2,929)
	ServisFirst Bancshares Inc.	(37,348)	(2,895)
	Stewart Information Services Corp.	(44,331)	(2,886)
*	Baldwin Insurance Group Inc.	(67,243)	(2,879)
	Ares Management Corp. Class A	(16,505)	(2,859)
	UWM Holdings Corp.	(682,396)	(2,825)
	Lakeland Financial Corp.	(45,767)	(2,812)
	Flagstar Financial Inc.	(256,266)	(2,716)
	PJT Partners Inc. Class A	(16,241)	(2,680)
*	Encore Capital Group Inc.	(63,156)	(2,445)
*	Oscar Health Inc. Class A	(108,464)	(2,325)
	Arthur J Gallagher & Co.	(7,233)	(2,315)
*	Triumph Financial Inc.	(39,701)	(2,188)
	City Holding Co.	(17,216)	(2,108)
	First Citizens BancShares Inc. Class A	(1,065)	(2,084)
*	Lemonade Inc.	(43,528)	(1,907)
	Visa Inc. Class A	(5,125)	(1,820)
	Navient Corp.	(123,524)	(1,742)
	WaFd Inc.	(42,271)	(1,238)
	Glacier Bancorp Inc.	(26,428)	(1,138)
	Ally Financial Inc.	(28,323)	(1,103)
	Cannae Holdings Inc.	(45,014)	(938)
	Bank of Hawaii Corp.	(11,062)	(747)
*	Ambac Financial Group Inc.	(71,712)	(509)
	White Mountains Insurance Group Ltd.	(264)	(474)
*	Coastal Financial Corp.	(4,424)	(429)
	Live Oak Bancshares Inc.	(14,231)	(424)
	Aflac Inc.	(3,536)	(373)
	Cincinnati Financial Corp.	(2,493)	(371)
	Capitol Federal Financial Inc.	(46,693)	(285)
			(77,503)
Health Care (-11.1%)
*	Roivant Sciences Ltd.	(269,768)	(3,040)
*	Axsome Therapeutics Inc.	(25,564)	(2,669)
*	PROCEPT BioRobotics Corp.	(43,317)	(2,495)
	Baxter International Inc.	(78,267)	(2,370)

Market Neutral Fund
		Shares	Market Value• ($000)
*	Liquidia Corp.	(187,798)	(2,340)
*	Neogen Corp.	(459,928)	(2,198)
*	RadNet Inc.	(38,612)	(2,197)
*	Soleno Therapeutics Inc.	(25,832)	(2,164)
*	TransMedics Group Inc.	(14,458)	(1,938)
*	STAAR Surgical Co.	(115,076)	(1,931)
*	Scholar Rock Holding Corp.	(53,413)	(1,892)
*	ARS Pharmaceuticals Inc.	(94,043)	(1,641)
*	Schrodinger Inc.	(79,643)	(1,602)
*	Innoviva Inc.	(72,600)	(1,459)
*	Alignment Healthcare Inc.	(102,023)	(1,428)
*	Nuvalent Inc. Class A	(16,996)	(1,297)
*	Viking Therapeutics Inc.	(46,304)	(1,227)
*	PACS Group Inc.	(87,610)	(1,132)
*	Madrigal Pharmaceuticals Inc.	(3,641)	(1,102)
*	Summit Therapeutics Inc.	(50,514)	(1,075)
*	Haemonetics Corp.	(14,197)	(1,059)
*	Krystal Biotech Inc.	(6,484)	(891)
*	Collegium Pharmaceutical Inc.	(24,341)	(720)
*	TG Therapeutics Inc.	(17,639)	(635)
*	Trevi Therapeutics Inc.	(98,110)	(537)
*	Avadel Pharmaceuticals plc	(58,279)	(516)
*	ADMA Biologics Inc.	(27,133)	(494)
			(42,049)
Industrials (-18.8%)
*	Joby Aviation Inc.	(346,594)	(3,657)
*	AeroVironment Inc.	(11,664)	(3,324)
*	Boeing Co.	(15,582)	(3,265)
*	Transcat Inc.	(37,853)	(3,254)
*	Casella Waste Systems Inc. Class A	(27,509)	(3,174)
	VSE Corp.	(23,666)	(3,100)
*	Montrose Environmental Group Inc.	(136,915)	(2,997)
*	First Advantage Corp.	(175,919)	(2,922)
*	Rocket Lab Corp.	(80,692)	(2,886)
*	CBIZ Inc.	(38,288)	(2,746)
*	CACI International Inc. Class A	(5,719)	(2,726)
*	Archer Aviation Inc. Class A	(239,947)	(2,603)
*	U-Haul Holding Co.	(41,126)	(2,491)
*	Trex Co. Inc.	(40,770)	(2,217)
	Concentrix Corp.	(41,420)	(2,189)
*	Sunrun Inc.	(263,684)	(2,157)
	Insperity Inc.	(34,862)	(2,096)
*	ACV Auctions Inc. Class A	(120,772)	(1,959)
*	CECO Environmental Corp.	(65,510)	(1,855)
	AAON Inc.	(24,361)	(1,797)
	FTAI Infrastructure Inc.	(257,299)	(1,587)
*	Intuitive Machines Inc.	(142,525)	(1,549)
*	RXO Inc.	(87,232)	(1,371)
*	Ameresco Inc. Class A	(88,813)	(1,349)
	AGCO Corp.	(11,961)	(1,234)
*	Frontier Group Holdings Inc.	(333,711)	(1,211)
*	JetBlue Airways Corp.	(263,667)	(1,115)
*	Amentum Holdings Inc.	(43,603)	(1,029)
*	Kratos Defense & Security Solutions Inc.	(20,406)	(948)
*	Fluence Energy Inc.	(138,977)	(933)
*	AerSale Corp.	(119,071)	(716)
	Cadre Holdings Inc.	(18,417)	(587)
*	NuScale Power Corp.	(14,484)	(573)
	JBT Marel Corp.	(4,626)	(556)
*	Pursuit Attractions & Hospitality Inc.	(15,638)	(451)
*	Axon Enterprise Inc.	(482)	(399)
*	Loar Holdings Inc.	(4,620)	(398)
*	Janus International Group Inc.	(47,446)	(386)
	Genco Shipping & Trading Ltd.	(28,670)	(375)
*	Titan International Inc.	(35,048)	(360)
*	Array Technologies Inc.	(50,383)	(297)
*	Saia Inc.	(1,077)	(295)
			(71,134)

Market Neutral Fund
		Shares	Market Value• ($000)
Information Technology (-11.6%)
*	NextNav Inc.	(214,500)	(3,260)
*	PAR Technology Corp.	(46,210)	(3,206)
*	SiTime Corp.	(14,002)	(2,984)
	Crane NXT Co.	(50,505)	(2,722)
*	CCC Intelligent Solutions Holdings Inc.	(282,498)	(2,658)
*	Vertex Inc. Class A	(73,927)	(2,612)
*	First Solar Inc.	(12,197)	(2,019)
	Adeia Inc.	(133,535)	(1,888)
	Progress Software Corp.	(28,016)	(1,789)
*	Aurora Innovation Inc.	(311,124)	(1,630)
*	Lumentum Holdings Inc.	(15,880)	(1,510)
*	Globant SA	(15,747)	(1,430)
*	Alkami Technology Inc.	(44,304)	(1,335)
	Littelfuse Inc.	(5,150)	(1,168)
*	Knowles Corp.	(62,760)	(1,106)
*	IonQ Inc.	(24,495)	(1,053)
*	I3 Verticals Inc. Class A	(34,090)	(937)
*	OSI Systems Inc.	(4,001)	(900)
*	Cleanspark Inc.	(81,218)	(896)
*	Silicon Laboratories Inc.	(5,879)	(866)
	Microchip Technology Inc.	(11,048)	(777)
	Vishay Intertechnology Inc.	(46,288)	(735)
	Entegris Inc.	(8,511)	(686)
*	Novanta Inc.	(5,116)	(660)
*	Applied Optoelectronics Inc.	(24,568)	(631)
	Power Integrations Inc.	(10,748)	(601)
*	Clearfield Inc.	(12,610)	(547)
	Advanced Energy Industries Inc.	(3,664)	(486)
*	Varonis Systems Inc.	(9,573)	(486)
*	Zeta Global Holdings Corp. Class A	(29,805)	(462)
*	Terawulf Inc.	(99,149)	(434)
*	Enphase Energy Inc.	(10,449)	(414)
	Analog Devices Inc.	(1,709)	(407)
*	MARA Holdings Inc.	(25,518)	(400)
*	indie Semiconductor Inc. Class A	(101,517)	(361)
			(44,056)
Materials (-4.4%)
	Warrior Met Coal Inc.	(54,986)	(2,520)
	International Paper Co.	(47,644)	(2,231)
*	PureCycle Technologies Inc.	(160,259)	(2,196)
	Air Products & Chemicals Inc.	(7,170)	(2,022)
*	Novagold Resources Inc.	(447,523)	(1,830)
*	Perpetua Resources Corp.	(127,418)	(1,547)
	Ramaco Resources Inc. Class A	(96,611)	(1,270)
*	Ivanhoe Electric Inc.	(116,577)	(1,057)
	Graphic Packaging Holding Co.	(39,106)	(824)
	Chemours Co.	(42,079)	(482)
	Ball Corp.	(7,100)	(398)
*	Aspen Aerogels Inc.	(44,567)	(264)
	Ramaco Resources Inc. Class B	(2,995)	(25)
			(16,666)
Real Estate (-7.8%)
	JBG SMITH Properties	(174,447)	(3,018)
	Sun Communities Inc.	(20,473)	(2,590)
	National Storage Affiliates Trust	(80,173)	(2,565)
	Essential Properties Realty Trust Inc.	(75,955)	(2,424)
	Farmland Partners Inc.	(210,360)	(2,421)
	Safehold Inc.	(150,298)	(2,339)
	SITE Centers Corp.	(206,794)	(2,339)
	Crown Castle Inc.	(17,905)	(1,839)
	Iron Mountain Inc.	(17,355)	(1,780)
	Park Hotels & Resorts Inc.	(166,798)	(1,706)
	Ryman Hospitality Properties Inc.	(16,750)	(1,653)
	Realty Income Corp.	(27,428)	(1,580)
	Medical Properties Trust Inc.	(246,060)	(1,060)
	Diversified Healthcare Trust	(289,500)	(1,036)
	Host Hotels & Resorts Inc.	(27,868)	(428)
*	Opendoor Technologies Inc.	(777,769)	(415)

Market Neutral Fund
	Shares	Market Value• ($000)
Rexford Industrial Realty Inc.	(11,042)	(393)
		(29,586)
Utilities (-2.9%)
Ormat Technologies Inc. (XNYS)	(39,714)	(3,326)
Brookfield Renewable Corp.	(99,435)	(3,259)
Pinnacle West Capital Corp.	(13,730)	(1,228)
NextEra Energy Inc.	(15,063)	(1,046)
Eversource Energy	(14,973)	(953)
Dominion Energy Inc.	(6,962)	(394)
Sempra	(5,058)	(383)
Middlesex Water Co.	(5,939)	(322)
		(10,911)
Total Common Stocks Sold Short (Proceeds $346,468)		(370,004)
Other Assets and Other Liabilities—Net (98.2%)		372,139
Net Assets (100%)		379,293
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Long security positions with a value of $268,710 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $339,580)	371,650
Affiliated Issuers (Cost $5,508)	5,508
Total Investments in Securities	377,158
Investment in Vanguard	10
Cash Held at Broker for Short Positions	372,277
Receivables for Investment Securities Sold	456
Receivables for Accrued Income	408
Receivables for Capital Shares Issued	132
Total Assets	750,441
Liabilities
Securities Sold Short, at Value (Proceeds $346,468)	370,004
Due to Custodian	88
Payables for Investment Securities Purchased	12
Payables for Capital Shares Redeemed	338
Payables to Vanguard	30
Accrued Dividend Expense on Securities Sold Short	649
Payables to Broker-Dealer	27
Total Liabilities	371,148
Net Assets	379,293
At June 30, 2025, net assets consisted of:

Paid-in Capital	478,815
Total Distributable Earnings (Loss)	(99,522)
Net Assets	379,293

Investor Shares—Net Assets
Applicable to 25,815,929 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	353,999
Net Asset Value Per Share—Investor Shares	$13.71

Institutional Shares—Net Assets
Applicable to 1,851,284 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,294
Net Asset Value Per Share—Institutional Shares	$13.66

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	2,736
Interest[2]	8,033
Securities Lending—Net	—
Total Income	10,769
Expenses
The Vanguard Group—Note B
Investment Advisory Services	66
Management and Administrative—Investor Shares	242
Management and Administrative—Institutional Shares	10
Marketing and Distribution—Investor Shares	11
Marketing and Distribution—Institutional Shares	1
Custodian Fees	33
Shareholders’ Reports and Proxy Fees—Investor Shares	12
Shareholders’ Reports and Proxy Fees—Institutional Shares	2
Trustees’ Fees and Expenses	—
Dividend Expense on Securities Sold Short	3,157
Other Expenses	7
Total Expenses	3,541
Net Investment Income	7,228
Realized Net Gain (Loss)
Investment Securities Sold—Long Positions[2]	20,129
Investment Securities Sold—Short Positions	(18,595)
Realized Net Gain (Loss)	1,534
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Long Positions[2]	(11,622)
Investment Securities—Short Positions	15,814
Change in Unrealized Appreciation (Depreciation)	4,192
Net Increase (Decrease) in Net Assets Resulting from Operations	12,954
1	Dividends are net of foreign withholding taxes of $16.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $120, less than $1, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,228	23,622
Realized Net Gain (Loss)	1,534	12,724
Change in Unrealized Appreciation (Depreciation)	4,192	(8,885)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,954	27,461
Distributions
Investor Shares	(383)	(21,586)
Institutional Shares	(27)	(1,863)
Total Distributions	(410)	(23,449)
Capital Share Transactions
Investor Shares	(54,120)	(69,600)
Institutional Shares	(10,032)	5,635
Net Increase (Decrease) from Capital Share Transactions	(64,152)	(63,965)
Total Increase (Decrease)	(51,608)	(59,953)
Net Assets
Beginning of Period	430,901	490,854
End of Period	379,293	430,901

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.26	$13.23	$12.39	$11.00	$8.94	$10.19
Investment Operations
Net Investment Income[1]	.243	.683	.572	.107	.017	.051
Net Realized and Unrealized Gain (Loss) on Investments	.221	.090	.941	1.376	2.060	(1.229)
Total from Investment Operations	.464	.773	1.513	1.483	2.077	(1.178)
Distributions
Dividends from Net Investment Income	(.014)	(.743)	(.673)	(.093)	(.017)	(.072)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.014)	(.743)	(.673)	(.093)	(.017)	(.072)
Net Asset Value, End of Period	$13.71	$13.26	$13.23	$12.39	$11.00	$8.94
Total Return	3.50%	5.84%	12.24%	13.48%	23.24%	-11.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$354	$396	$461	$648	$283	$243
Based on Total Expenses[2,3]	1.81%	1.40%	1.80%	1.83%	1.31%	1.18%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.34%	4.89%	4.50%	0.90%	0.18%	0.52%
Portfolio Turnover Rate	59%	104%	124%	209%	133%	172%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes dividend expense on securities sold short of 1.61%, 1.20%, 1.60%, 1.63%, 0.84%, and 0.98%, respectively.
3	Includes borrowing expense on securities sold short of 0.00%, 0.00%, 0.00%, 0.00%, 0.27%, and 0.00%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.21	$13.18	$12.34	$10.96	$8.90	$10.15
Investment Operations
Net Investment Income[1]	.249	.692	.566	.108	.017	.057
Net Realized and Unrealized Gain (Loss) on Investments	.217	.087	.953	1.368	2.065	(1.230)
Total from Investment Operations	.466	.779	1.519	1.476	2.082	(1.173)
Distributions
Dividends from Net Investment Income	(.016)	(.749)	(.679)	(.096)	(.022)	(.077)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.016)	(.749)	(.679)	(.096)	(.022)	(.077)
Net Asset Value, End of Period	$13.66	$13.21	$13.18	$12.34	$10.96	$8.90
Total Return	3.53%	5.91%	12.33%	13.47%	23.39%	-11.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25	$35	$29	$52	$45	$65
Based on Total Expenses[2,3]	1.75%	1.34%	1.74%	1.77%	1.25%	1.12%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.43%	4.96%	4.48%	0.91%	0.17%	0.59%
Portfolio Turnover Rate	59%	104%	124%	209%	133%	172%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes dividend expense on securities sold short of 1.61%, 1.20%, 1.60%, 1.63%, 0.84%, and 0.98%, respectively.
3	Includes borrowing expense on securities sold short of 0.00%, 0.00%, 0.00%, 0.00%, 0.27%, and 0.00%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Notes to Financial Statements
Vanguard Market Neutral Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. A gain, limited to the price at which the fund sold the security short, or a loss, theoretically unlimited in size, is recognized upon the termination of the short sale. The fund is charged a fee on borrowed securities, based on the market value of each borrowed security and a variable rate that is dependent upon the availability of such security, and the fund may receive a portion of the income from the investment of collateral which offsets the borrowing fee. The net amounts of fees or income are recorded as borrowing expense on securities sold short (for net fees charged) or interest income (for net income received) on the Statement of Operations. Dividends on securities sold short are reported as an expense in the Statement of Operations. Cash collateral segregated for securities sold short is recorded as an asset in the Statement of Assets and Liabilities. Long security positions segregated as collateral are shown in the Schedule of Investments.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.

Market Neutral Fund
7. Other: Dividend income (or dividend expense on short positions) is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $10,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2025, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.
D.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	346,596
Gross Unrealized Appreciation	99,071
Gross Unrealized Depreciation	(92,045)
Net Unrealized Appreciation (Depreciation)	7,026
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $115,301,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2025, the fund purchased $188,934,000 of investment securities and sold $245,377,000 of investment securities, other than temporary cash investments. The proceeds of short sales and the cost of purchases to cover short sales were $213,131,000 and $267,851,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $1,355,000 and sales were $3,400,000, resulting in net realized gain of $1,111,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	29,748	2,227	176,162	12,625
Issued in Lieu of Cash Distributions	261	20	14,570	1,099
Redeemed	(84,129)	(6,322)	(260,332)	(18,702)
Net Increase (Decrease)—Investor Shares	(54,120)	(4,075)	(69,600)	(4,978)

Market Neutral Fund
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	11,612	872	17,973	1,290
Issued in Lieu of Cash Distributions	27	2	1,863	141
Redeemed	(21,671)	(1,646)	(14,201)	(1,038)
Net Increase (Decrease)—Institutional Shares	(10,032)	(772)	5,635	393
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q6342 082025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Montgomery Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	369,261,860	2,537,470	N/A	N/A
Mark Loughridge	346,795,164	25,004,167	N/A	N/A
Scott C. Malpass	346,798,036	25,001,294	N/A	N/A
John Murphy	369,032,203	2,767,127	N/A	N/A
Lubos Pastor	369,199,273	2,600,057	N/A	N/A
Rebecca Patterson	369,458,013	2,341,317	N/A	N/A
André F. Perold	369,043,993	2,755,337	N/A	N/A
Salim Ramji	368,982,470	2,816,860	N/A	N/A
Sarah Bloom Raskin	369,068,777	2,730,553	N/A	N/A
Grant Reid	369,408,253	2,391,077	N/A	N/A
David Thomas	369,299,809	2,499,521	N/A	N/A
Barbara Venneman	369,261,860	2,537,470	N/A	N/A
Peter F. Volanakis	346,812,031	24,987,299	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Market Neutral Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications filed herewith.

(a)(2)   Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONTGOMERY FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

VANGUARD MONTGOMERY FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 18, 2025

*By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.